Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Meridian Fund Inc
Entity Central Index Key	0000745467
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000003881 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Legacy Class
Trading Symbol	MEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Legacy Class)	$65	1.25%
[1]	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[1]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Large cap stocks returned 8%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 12% return over the period.
  At period end, approximately 46% of the portfolio was unhedged, with long-term capital growth the primary objective.
  Exiting the period, the rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  Contributing positively to performance were several names in the energy sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Legacy Class/(MEIFX))	13.10%	11.21%	12.69%	9.92%
S&P 500® Index	25.02%	14.53%	13.10%	10.54%
CBOE S&P 500 Buy Write Index	20.12%	6.88%	6.94%	5.90%
(1)	Inception date of Legacy Class is 01/31/05

Performance Inception Date	Jan. 31, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 44,615,872
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 205,163
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$44,615,872
Total number of portfolio holdings	113
Total advisory fee paid	$205,163
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
(1) Figures are reported as a percentage of net assets.

C000132937 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Class A
Trading Symbol	MRAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Class A)	$78	1.50%
[1]	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%	[2]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Large cap stocks returned 8%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 12% return over the period.
  At period end, approximately 46% of the portfolio was unhedged, with long-term capital growth the primary objective.
  Exiting the period, the rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  Contributing positively to performance were several names in the energy sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Class A/(MRAEX))	12.71%	9.89%	12.30%	11.70%
Meridian Hedged Equity Fund (Class A/(MRAEX))	6.22%	8.59%	11.64%	11.11%
S&P 500® Index	25.02%	14.53%	13.10%	10.54%
CBOE S&P 500 Buy Write Index	20.12%	6.88%	6.94%	5.90%
(1)	Inception date of Class A is 11/15/13

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 44,615,872
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 205,163
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$44,615,872
Total number of portfolio holdings	113
Total advisory fee paid	$205,163
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
(1) Figures are reported as a percentage of net assets.

C000156527 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Class C
Trading Symbol	MRCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Class C)	$117	2.25%
[1]	Annualized.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.25%	[3]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Large cap stocks returned 8%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 12% return over the period.
  At period end, approximately 46% of the portfolio was unhedged, with long-term capital growth the primary objective.
  Exiting the period, the rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  Contributing positively to performance were several names in the energy sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Class C/(MRCEX))	11.93%	9.36%	N/A	12.02%
S&P 500® Index	25.02%	14.53%	13.10%	10.54%
CBOE S&P 500 Buy Write Index	20.12%	6.88%	6.94%	5.90%
(1)	Inception date of Class C is 07/01/15

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 44,615,872
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 205,163
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$44,615,872
Total number of portfolio holdings	113
Total advisory fee paid	$205,163
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
(1) Figures are reported as a percentage of net assets.

C000132936 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Investor Class
Trading Symbol	MRIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Investor Class)	$65	1.25%
[1]	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[4]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Large cap stocks returned 8%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 12% return over the period.
  At period end, approximately 46% of the portfolio was unhedged, with long-term capital growth the primary objective.
  Exiting the period, the rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  Contributing positively to performance were several names in the energy sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Investor Class/(MRIEX))	13.05%	10.19%	12.61%	12.00%
S&P 500® Index	25.02%	14.53%	13.10%	10.54%
CBOE S&P 500 Buy Write Index	20.12%	6.88%	6.94%	5.90%
(1)	Inception date of Investor Class is 11/15/13

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 44,615,872
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 205,163
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$44,615,872
Total number of portfolio holdings	113
Total advisory fee paid	$205,163
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
(1) Figures are reported as a percentage of net assets.

C000003882 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Legacy Class
Trading Symbol	MERDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Legacy Class)	$48	0.92%
[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[5]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  SMID cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on all seven days in which the index declined 2% or more.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the energy and healthcare sectors aided returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Legacy Class/(MERDX))	6.29%	4.51%	7.43%	11.47%
Russell 2500® Growth Index	13.90%	8.08%	9.45%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	11.75%
(1)	Inception date of Legacy Class is 08/01/84
(2)	Inception date of Legacy Class precedes the inception date of the Russell 2500® Growth Index.

Performance Inception Date	Aug. 01, 1984
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,010,097,364
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,178,900
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,010,097,364
Total number of portfolio holdings	88
Total advisory fee paid	$4,178,900
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

Material Fund Change [Text Block]
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.

Updated Prospectus Phone Number	800.446.6662
Updated Prospectus Web Address	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
C000132941 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Institutional Class
Trading Symbol	MRRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Institutional Class)	$46	0.88%
[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[6]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  SMID cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on all seven days in which the index declined 2% or more.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the energy and healthcare sectors aided returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Institutional Class/(MRRGX))	6.32%	4.54%	7.45%	7.42%
Russell 2500® Growth Index	13.90%	8.08%	9.45%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	11.75%
(1)	Inception date of Institutional Class is 12/24/14
(2)	Inception date of Institutional Class precedes the inception date of the Russell 2500® Growth Index.

Performance Inception Date	Dec. 24, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,010,097,364
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,178,900
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,010,097,364
Total number of portfolio holdings	88
Total advisory fee paid	$4,178,900
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

Material Fund Change [Text Block]
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.

Updated Prospectus Phone Number	800.446.6662
Updated Prospectus Web Address	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
C000132940 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Class A
Trading Symbol	MRAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Class A)	$55	1.05%
[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[7]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  SMID cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on all seven days in which the index declined 2% or more.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the energy and healthcare sectors aided returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Class A/(MRAGX))	6.19%	4.26%	7.10%	7.56%
Meridian Growth Fund (Class A/(MRAGX))	0.07%	3.03%	6.46%	6.99%
Russell 2500® Growth Index	13.90%	8.08%	9.45%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	11.75%
(1)	Inception date of Class A is 11/15/13
(2)	Inception date of Class A precedes the inception date of the Russell 2500® Growth Index.

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,010,097,364
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,178,900
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,010,097,364
Total number of portfolio holdings	88
Total advisory fee paid	$4,178,900
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

Material Fund Change [Text Block]
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.

Updated Prospectus Phone Number	800.446.6662
Updated Prospectus Web Address	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
C000156528 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Class C
Trading Symbol	MRCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Class C)	$91	1.75%
[1]	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%	[8]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  SMID cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on all seven days in which the index declined 2% or more.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the energy and healthcare sectors aided returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Class C/(MRCGX))	5.46%	3.52%	N/A	6.34%
Russell 2500® Growth Index	13.90%	8.08%	9.45%	9.07%
Russell 3000® Index	23.81%	13.86%	12.55%	11.75%
(1)	Inception date of Class C is 07/01/15

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,010,097,364
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,178,900
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,010,097,364
Total number of portfolio holdings	88
Total advisory fee paid	$4,178,900
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

Material Fund Change [Text Block]
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.

Updated Prospectus Phone Number	800.446.6662
Updated Prospectus Web Address	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
C000132939 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Investor Class
Trading Symbol	MRIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Investor Class)	$50	0.96%
[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[9]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  SMID cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on all seven days in which the index declined 2% or more.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the energy and healthcare sectors aided returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Investor Class/(MRIGX))	6.25%	4.46%	7.36%	7.84%
Russell 2500® Growth Index	13.90%	8.08%	9.45%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	11.75%
(1)	Inception date of Investor Class is 11/15/13
(2)	Inception date of Investor Class precedes the inception date of the Russell 2500® Growth Index.

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,010,097,364
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,178,900
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,010,097,364
Total number of portfolio holdings	88
Total advisory fee paid	$4,178,900
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

Material Fund Change [Text Block]
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.

Updated Prospectus Phone Number	800.446.6662
Updated Prospectus Web Address	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
C000003883 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Legacy Class
Trading Symbol	MVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Legacy Class)	$62	1.17%
[1]	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[10]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap core stocks delivered a respectable 10% return over the period, while small cap value stocks returned 9%.
  From a sector perspective, positive stock selection in the consumer staples and industrials sectors aided returns.
  Conversely, negative stock selection in the communication services and materials sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Legacy Class/(MVALX))	9.65%	9.85%	9.93%	12.22%
Russell 2500® Index	12.00%	8.77%	8.85%	9.99%
Russell 2500® Value Index	10.98%	8.44%	7.81%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	10.47%
(1)	Inception date of Legacy Class is 02/10/94
(2)	Inception date of Legacy Class precedes the inception date of the Russell 2500® Value Index.

Performance Inception Date	Feb. 10, 1994
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 571,381,299
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,921,028
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$571,381,299
Total number of portfolio holdings	71
Total advisory fee paid	$2,921,028
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000132943 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Class A
Trading Symbol	MFCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Class A)	$77	1.46%
[1]	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%	[11]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap core stocks delivered a respectable 10% return over the period, while small cap value stocks returned 9%.
  From a sector perspective, positive stock selection in the consumer staples and industrials sectors aided returns.
  Conversely, negative stock selection in the communication services and materials sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Class A/(MFCAX))	9.35%	9.53%	9.52%	9.39%
Meridian Contrarian Fund (Class A/(MFCAX))	3.08%	8.24%	8.87%	8.81%
Russell 2500® Index	12.00%	8.77%	8.85%	9.99%
Russell 2500® Value Index	10.98%	8.44%	7.81%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	10.47%
(1)	Inception date of Class A is 11/15/13
(2)	Inception date of Class A precedes the inception date of the Russell 2500® Value Index.

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 571,381,299
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,921,028
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$571,381,299
Total number of portfolio holdings	71
Total advisory fee paid	$2,921,028
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000156529 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Class C
Trading Symbol	MFCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Class C)	$118	2.25%
[1]	Annualized.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.25%	[12]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap core stocks delivered a respectable 10% return over the period, while small cap value stocks returned 9%.
  From a sector perspective, positive stock selection in the consumer staples and industrials sectors aided returns.
  Conversely, negative stock selection in the communication services and materials sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Class C/(MFCCX))	8.50%	8.72%	N/A	8.84%
Russell 2500® Index	12.00%	8.77%	8.85%	9.99%
Russell 2500® Value Index	10.98%	8.44%	7.81%	8.04%
Russell 3000® Index	23.81%	13.86%	12.55%	10.47%
(1)	Inception date of Class C is 07/01/15

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 571,381,299
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,921,028
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$571,381,299
Total number of portfolio holdings	71
Total advisory fee paid	$2,921,028
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000132942 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Investor Class
Trading Symbol	MFCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Investor Class)	$63	1.20%
[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[13]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap core stocks delivered a respectable 10% return over the period, while small cap value stocks returned 9%.
  From a sector perspective, positive stock selection in the consumer staples and industrials sectors aided returns.
  Conversely, negative stock selection in the communication services and materials sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Investor Class/(MFCIX))	9.64%	9.80%	9.81%	9.68%
Russell 2500® Index	12.00%	8.77%	8.85%	9.99%
Russell 2500® Value Index	10.98%	8.44%	7.81%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	10.47%
(1)	Inception date of Investor Class is 11/15/13
(2)	Inception date of Investor Class precedes the inception date of the Russell 2500® Value Index.

Performance Inception Date	Nov. 15, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 571,381,299
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,921,028
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$571,381,299
Total number of portfolio holdings	71
Total advisory fee paid	$2,921,028
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
(1) Figures are reported as a percentage of net assets.

C000132293 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Legacy Class
Trading Symbol	MSGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Legacy Class)	$66	1.25%
[1]	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[14]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on six of the seven days on which the index declined 2% or more.
  This contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, an underweight position in the financials sector detracted from relative performance, as the financials sector was the best-performing sector in the index during the period.
  In addition, negative stock selection in the consumer discretionary sector detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))	11.67%	5.76%	8.17%	9.62%
Russell 2000® Growth Index	15.15%	6.86%	8.09%	8.25%
Russell 3000® Index	23.81%	13.86%	12.55%	12.86%
(1)	Inception date of Legacy Class is 12/16/13

Performance Inception Date	Dec. 16, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 421,069,948
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,191,355
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$421,069,948
Total number of portfolio holdings	106
Total advisory fee paid	$2,191,355
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
(1) Figures are reported as a percentage of net assets.

Material Fund Change [Text Block]
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 29, 2018. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.

Updated Prospectus Phone Number	800.446.6662
Updated Prospectus Web Address	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
C000132296 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Institutional Class)	$58	1.10%
[1]	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[15]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on six of the seven days on which the index declined 2% or more.
  This contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, an underweight position in the financials sector detracted from relative performance, as the financials sector was the best-performing sector in the index during the period.
  In addition, negative stock selection in the consumer discretionary sector detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))	11.86%	5.88%	8.26%	8.27%
Russell 2000® Growth Index	15.15%	6.86%	8.09%	8.25%
Russell 3000® Index	23.81%	13.86%	12.55%	12.86%
(1)	Inception date of Institutional Class is 12/24/14

Performance Inception Date	Dec. 24, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 421,069,948
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,191,355
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$421,069,948
Total number of portfolio holdings	106
Total advisory fee paid	$2,191,355
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
(1) Figures are reported as a percentage of net assets.

Material Fund Change [Text Block]
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 29, 2018. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.

Updated Prospectus Phone Number	800.446.6662
Updated Prospectus Web Address	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
C000132295 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Class A
Trading Symbol	MSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Class A)	$79	1.50%
[1]	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%	[16]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on six of the seven days on which the index declined 2% or more.
  This contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, an underweight position in the financials sector detracted from relative performance, as the financials sector was the best-performing sector in the index during the period.
  In addition, negative stock selection in the consumer discretionary sector detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Class A/(MSGAX))	11.38%	5.43%	7.82%	9.26%
Meridian Small Cap Growth Fund (Class A/(MSGAX))	4.95%	4.19%	7.18%	8.68%
Russell 2000® Growth Index	15.15%	6.86%	8.09%	8.25%
Russell 3000® Index	23.81%	13.86%	12.55%	12.86%
(1)	Inception date of Class A is 12/16/13

Performance Inception Date	Dec. 16, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 421,069,948
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,191,355
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$421,069,948
Total number of portfolio holdings	106
Total advisory fee paid	$2,191,355
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
(1) Figures are reported as a percentage of net assets.

Material Fund Change [Text Block]
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 29, 2018. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.

Updated Prospectus Phone Number	800.446.6662
Updated Prospectus Web Address	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
C000156530 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Class C
Trading Symbol	MSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Class C)	$118	2.25%
[1]	Annualized.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.25%	[17]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on six of the seven days on which the index declined 2% or more.
  This contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, an underweight position in the financials sector detracted from relative performance, as the financials sector was the best-performing sector in the index during the period.
  In addition, negative stock selection in the consumer discretionary sector detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Class C/(MSGCX))	10.54%	4.68%	N/A	6.87%
Russell 2000® Growth Index	15.15%	6.86%	8.09%	8.25%
Russell 3000® Index	23.81%	13.86%	12.55%	12.86%
(1)	Inception date of Class C is 07/01/15

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 421,069,948
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,191,355
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$421,069,948
Total number of portfolio holdings	106
Total advisory fee paid	$2,191,355
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
(1) Figures are reported as a percentage of net assets.

Material Fund Change [Text Block]
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 29, 2018. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.

Updated Prospectus Phone Number	800.446.6662
Updated Prospectus Web Address	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
C000132294 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Investor Class)	$66	1.25%
[1]	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[18]
Factors Affecting Performance [Text Block]
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on six of the seven days on which the index declined 2% or more.
  This contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, an underweight position in the financials sector detracted from relative performance, as the financials sector was the best-performing sector in the index during the period.
  In addition, negative stock selection in the consumer discretionary sector detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Investor Class/(MISGX))	11.71%	5.70%	8.10%	9.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%	8.25%
Russell 3000® Index	23.81%	13.86%	12.55%	12.86%
(1)	Inception date of Investor Class is 12/16/13

Performance Inception Date	Dec. 16, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 421,069,948
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,191,355
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$421,069,948
Total number of portfolio holdings	106
Total advisory fee paid	$2,191,355
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
(1) Figures are reported as a percentage of net assets.

Material Fund Change [Text Block]
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 29, 2018. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.

Updated Prospectus Phone Number	800.446.6662
Updated Prospectus Web Address	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/

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